Derivative Financial Instruments - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change In Value Of Forward Elements Of Forward Contracts [Abstract]
Net unrealized expense (gain)	€ 141	€ 627